Cover	Jun. 17, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 17, 2022
Entity Registrant Name	OWLET, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39516
Entity Tax Identification Number	85-1615012
Entity Address, Address Line One	3300 North Ashton Boulevard,
Entity Address, Address Line Two	Suite 300,
Entity Address, City or Town	Lehi,
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84043
City Area Code	(844) 334-5330
Local Phone Number	(844) 334-5330
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001816708
Amendment Flag	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	OWLT
Security Exchange Name	NYSE
Warrant Member
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase Common Stock
Trading Symbol	OWLT WS
Security Exchange Name	NYSE